UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21745

Investment Company Act File Number

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 1.8%
Airbus Group NV	56,122	$3,648,540
General Dynamics Corp.	6,866	931,922
Honeywell International, Inc.	54,798	5,715,980
L-3 Communications Holdings, Inc.	5,966	750,463
Northrop Grumman Corp.	13,028	2,096,987
Raytheon Co.	43,521	4,754,669
Rolls-Royce Holdings PLC(1)	272,487	3,843,143
Textron, Inc.	30,061	1,332,604

		$23,074,308

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	15,731	$1,151,824
Deutsche Post AG	61,060	1,902,317
Expeditors International of Washington, Inc.	33,631	1,620,342
United Parcel Service, Inc., Class B	2,894	280,544

		$4,955,027

Airlines — 0.1%
Delta Air Lines, Inc.	28,000	$1,258,880
International Consolidated Airlines Group SA(1)	65,562	584,368

		$1,843,248

Auto Components — 0.9%
Aisin Seiki Co., Ltd.	10,200	$369,804
Compagnie Generale des Etablissements Michelin, Class B	26,277	2,613,113
Dana Holding Corp.	46,794	990,161
Denso Corp.	60,300	2,748,794
Johnson Controls, Inc.	55,056	2,777,025
Toyoda Gosei Co., Ltd.	12,800	285,736
Toyota Industries Corp.	6,400	366,060
Yokohama Rubber Co., Ltd. (The)	151,000	1,556,516

		$11,707,209

Automobiles — 1.5%
Daimler AG	132,059	$12,682,250
Ford Motor Co.	47,101	760,210
Honda Motor Co., Ltd.	76,400	2,493,919
Isuzu Motors, Ltd.	99,500	1,320,114
Mazda Motor Corp.	49,000	992,830
Toyota Motor Corp.	21,500	1,500,780

		$19,750,103

Banks — 6.1%
Banco Bilbao Vizcaya Argentaria SA	1,093,541	$11,044,235
Banco Santander SA	526,565	3,947,328
Bank of America Corp.	125,000	1,923,750
Barclays PLC	1,076,485	3,885,599
BB&T Corp.	22,204	865,734
BNP Paribas SA	92,220	5,611,219
Citigroup, Inc.	12,000	618,240
Credit Agricole SA	243,088	3,572,168
Danske Bank A/S	77,886	2,053,320
Fifth Third Bancorp	112,006	2,111,313
First Horizon National Corp.	39,470	564,026
Hiroshima Bank, Ltd. (The)	87,000	468,873

Security	Shares	Value
HSBC Holdings PLC	499,100	$4,253,039
Huntington Bancshares, Inc.	307,053	3,392,936
Intesa Sanpaolo SpA	1,046,540	3,551,959
JPMorgan Chase & Co.	63,787	3,864,216
KBC Groep NV(1)	22,722	1,404,273
KeyCorp	238,919	3,383,093
Lloyds Banking Group PLC(1)	1,918,446	2,223,740
Mizuho Financial Group, Inc.	155,441	273,184
PNC Financial Services Group, Inc. (The)	41,011	3,823,866
Shinsei Bank, Ltd.	336,000	668,082
Societe Generale	75,000	3,621,151
Standard Chartered PLC	301,123	4,877,203
Sumitomo Mitsui Financial Group, Inc.	8,108	310,574
SunTrust Banks, Inc.	19,446	799,036
U.S. Bancorp	20,850	910,519
UniCredit SpA	426,003	2,888,851
Wells Fargo & Co.	51,808	2,818,355
Zions Bancorporation	14,099	380,673

		$80,110,555

Beverages — 1.6%
Coca-Cola Co. (The)	100,476	$4,074,302
Constellation Brands, Inc., Class A(1)	33,994	3,950,443
Heineken Holding NV	24,773	1,704,740
Heineken NV	8,449	644,884
Kirin Holdings Co., Ltd.	59,000	773,859
PepsiCo, Inc.	75,676	7,236,139
Pernod-Ricard SA	15,528	1,836,058
Takara Holdings, Inc.	84,000	607,194

		$20,827,619

Biotechnology — 3.6%
Amgen, Inc.	86,623	$13,846,687
BioMarin Pharmaceutical, Inc.(1)	19,589	2,441,181
Celgene Corp.(1)	108,074	12,458,771
Gilead Sciences, Inc.(1)	172,370	16,914,668
Regeneron Pharmaceuticals, Inc.(1)	4,161	1,878,608

		$47,539,915

Building Products — 0.3%
Asahi Glass Co., Ltd.	38,776	$253,982
Daikin Industries, Ltd.	63,100	4,218,489

		$4,472,471

Capital Markets — 1.4%
Affiliated Managers Group, Inc.(1)	4,285	$920,332
Deutsche Bank AG	138,432	4,797,739
Franklin Resources, Inc.	27,848	1,429,159
GAM Holding AG(1)	58,376	1,210,678
Julius Baer Group, Ltd.(1)	76,144	3,805,968
Lazard, Ltd., Class A	36,066	1,896,711
Morgan Stanley	65,092	2,323,134
State Street Corp.	25,132	1,847,956

		$18,231,677

Chemicals — 2.5%
Air Products and Chemicals, Inc.	32,423	$4,904,951
Akzo Nobel NV	10,908	824,750
BASF SE	80,346	7,953,896
Daicel Corp.	51,000	607,895
Dow Chemical Co. (The)	14,120	677,478
Eastman Chemical Co.	22,750	1,575,665
Johnson Matthey PLC	82,005	4,108,718
Kaneka Corp.	57,000	400,741
Linde AG	16,210	3,296,291

Security	Shares	Value
Mitsubishi Gas Chemical Co., Inc.	55,000	$270,670
Monsanto Co.	4,840	544,694
Nitto Denko Corp.	39,400	2,630,892
Shin-Etsu Chemical Co., Ltd.	32,800	2,141,450
Showa Denko K.K.	151,000	192,286
Solvay SA	5,637	814,829
Sumitomo Chemical Co., Ltd.	25,000	128,311
Toray Industries, Inc.	66,000	552,418
Tosoh Corp.	173,000	871,398

		$32,497,333

Commercial Services & Supplies — 0.4%
SECOM Co., Ltd.	53,800	$3,588,475
Waste Management, Inc.	23,366	1,267,138

		$4,855,613

Communications Equipment — 2.1%
Cisco Systems, Inc.	473,386	$13,029,950
QUALCOMM, Inc.	200,427	13,897,608

		$26,927,558

Construction & Engineering — 0.2%
Chiyoda Corp.	42,000	$358,789
Ferrovial SA	81,605	1,735,091
JGC Corp.	50,000	992,875

		$3,086,755

Construction Materials — 0.2%
CRH PLC	62,332	$1,630,159
Imerys SA	4,825	354,026
Lafarge SA	4,914	319,462

		$2,303,647

Consumer Finance — 0.4%
American Express Co.	42,280	$3,302,913
Credit Saison Co., Ltd.	45,600	818,010
Navient Corp.	50,603	1,028,759

		$5,149,682

Containers & Packaging — 0.1%
Sealed Air Corp.	27,433	$1,249,847
Toyo Seikan Kaisha, Ltd.	19,800	289,608

		$1,539,455

Distributors — 0.3%
Genuine Parts Co.	28,642	$2,669,148
LKQ Corp.(1)	53,930	1,378,451

		$4,047,599

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(1)	16,883	$2,436,555
CME Group, Inc.	4,775	452,240
Deutsche Boerse AG	11,870	968,698
Groupe Bruxelles Lambert SA	4,239	351,452
ING Groep NV(1)	203,360	2,978,813
Investor AB, Class B	56,000	2,229,181
McGraw Hill Financial, Inc.	27,142	2,806,483
Moody’s Corp.	18,539	1,924,348
ORIX Corp.	41,300	580,311

		$14,728,081

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	117,925	$3,850,251
Belgacom SA	25,589	895,316
BT Group PLC	454,642	2,954,193
Deutsche Telekom AG	220,347	4,030,237

Security	Shares	Value
Frontier Communications Corp.	60,044	$423,310
Orange SA	55,102	884,914
Telefonica SA	280,183	3,986,865
Verizon Communications, Inc.	171,611	8,345,443

		$25,370,529

Electric Utilities — 0.8%
Acciona SA(1)	8,786	$676,669
Duke Energy Corp.	20,897	1,604,472
Edison International	51,169	3,196,527
Enel SpA	375,898	1,698,090
Fortum Oyj	63,829	1,337,230
Hokkaido Electric Power Co., Inc.(1)	52,600	413,637
Iberdrola SA	72,714	468,900
Pepco Holdings, Inc.	18,841	505,504

		$9,901,029

Electrical Equipment — 0.7%
ABB, Ltd.(1)	292,957	$6,214,790
Fujikura, Ltd.	69,000	301,985
Legrand SA	47,726	2,585,211
Mabuchi Motor Co., Ltd.	10,000	529,019

		$9,631,005

Electronic Equipment, Instruments & Components — 1.1%
Alps Electric Co., Ltd.	123,800	$2,981,020
Corning, Inc.	19,975	453,033
Keyence Corp.	10	5,457
Kyocera Corp.	107,400	5,869,703
OMRON Corp.	16,500	743,311
Taiyo Yuden Co., Ltd.	124,900	1,821,385
TDK Corp.	40,200	2,846,461

		$14,720,370

Energy Equipment & Services — 0.5%
CGG SA(1)	31,600	$179,295
Halliburton Co.	50,931	2,234,852
Schlumberger, Ltd.	50,526	4,215,890
Technip SA	9,124	551,891

		$7,181,928

Food & Staples Retailing — 1.6%
Carrefour SA	208,600	$6,968,686
CVS Health Corp.	71,786	7,409,033
Kroger Co. (The)	11,879	910,644
Seven & i Holdings Co., Ltd.	72,700	3,055,091
UNY Group Holdings Co., Ltd.	74,700	418,583
Wal-Mart Stores, Inc.	13,122	1,079,285
Walgreens Boots Alliance, Inc.	15,000	1,270,200

		$21,111,522

Food Products — 3.4%
Campbell Soup Co.	14,087	$655,750
Kraft Foods Group, Inc.	26,742	2,329,629
Mondelez International, Inc., Class A	238,500	8,607,465
Nestle SA	322,714	24,301,130
Nissin Foods Holdings Co., Ltd.	11,700	575,008
Toyo Suisan Kaisha, Ltd.	6,000	211,094
Unilever NV	173,549	7,252,187
Yakult Honsha Co., Ltd.	15,300	1,065,837

		$44,998,100

Gas Utilities — 0.1%
Gas Natural SDG SA	3,226	$72,430
Snam SpA	175,073	849,828

		$922,258

Security	Shares	Value
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	113,910	$5,277,450
Analogic Corp.	10,189	926,180
Halyard Health, Inc.(1)	2,935	144,402
Hologic, Inc.(1)	17,554	579,721
Medtronic PLC	83,281	6,495,085
Olympus Corp.(1)	37,000	1,371,796
Terumo Corp.	62,400	1,643,800

		$16,438,434

Health Care Providers & Services — 1.1%
DaVita HealthCare Partners, Inc.(1)	17,963	$1,460,033
Express Scripts Holding Co.(1)	30,000	2,603,100
McKesson Corp.	16,774	3,794,279
Team Health Holdings, Inc.(1)	17,059	998,122
Tenet Healthcare Corp.(1)	22,112	1,094,765
UnitedHealth Group, Inc.	34,811	4,117,793

		$14,068,092

Hotels, Restaurants & Leisure — 1.1%
Accor SA	26,214	$1,366,957
Marriott International, Inc., Class A	10,655	855,810
McDonald’s Corp.	47,986	4,675,756
Six Flags Entertainment Corp.	32,001	1,549,168
Yum! Brands, Inc.	68,297	5,376,340

		$13,824,031

Household Durables — 0.3%
Casio Computer Co., Ltd.	63,200	$1,197,111
Nikon Corp.	5,400	72,406
PulteGroup, Inc.	70,920	1,576,552
Sekisui Chemical Co., Ltd.	61,000	791,474

		$3,637,543

Household Products — 1.0%
Clorox Co. (The)	18,837	$2,079,417
Colgate-Palmolive Co.	7,994	554,304
Henkel AG & Co. KGaA, PFC Shares	18,309	2,150,600
Kimberly-Clark Corp.	21,147	2,265,055
Procter & Gamble Co. (The)	33,567	2,750,480
Reckitt Benckiser Group PLC	25,431	2,184,665
Unicharm Corp.	37,200	973,895

		$12,958,416

Industrial Conglomerates — 1.7%
3M Co.	38,311	$6,319,400
General Electric Co.	93,111	2,310,084
Nisshinbo Holdings, Inc.	109,000	1,045,894
Siemens AG	113,166	12,239,374

		$21,914,752

Insurance — 4.5%
ACE, Ltd.	23,988	$2,674,422
Ageas	22,500	808,031
Allianz SE	69,106	11,997,952
Allstate Corp. (The)	16,927	1,204,695
Assicurazioni Generali SpA	235,416	4,628,787
Cincinnati Financial Corp.	52,936	2,820,430
Delta Lloyd NV	38,000	715,048
Hartford Financial Services Group, Inc.	48,969	2,047,884
Lincoln National Corp.	22,183	1,274,635
Marsh & McLennan Cos., Inc.	70,718	3,966,573
MetLife, Inc.	62,093	3,138,801
MS&AD Insurance Group Holdings, Inc.	48,200	1,349,408

Security	Shares	Value
Principal Financial Group, Inc.	44,331	$2,277,283
Prudential Financial, Inc.	37,177	2,985,685
Prudential PLC	349,752	8,679,251
SCOR SE	63,370	2,137,325
Sony Financial Holdings, Inc.	6,900	110,993
Standard Life PLC	392,564	2,758,425
Swiss Life Holding AG(1)	8,264	2,041,595
T&D Holdings, Inc.	54,600	749,991

		$58,367,214

Internet & Catalog Retail — 1.8%
Amazon.com, Inc.(1)	47,003	$17,489,816
Netflix, Inc.(1)	3,000	1,250,070
Priceline Group, Inc. (The)(1)	3,947	4,594,900
Shutterfly, Inc.(1)	11,804	534,013

		$23,868,799

Internet Software & Services — 4.1%
eBay, Inc.(1)	53,998	$3,114,605
Facebook, Inc., Class A(1)	163,423	13,435,822
Google, Inc., Class A(1)	28,534	15,827,810
Google, Inc., Class C(1)	32,847	18,000,156
LinkedIn Corp., Class A(1)	7,885	1,970,146
United Internet AG	32,975	1,496,709

		$53,845,248

IT Services — 1.7%
Amadeus IT Holding SA, Class A	24,489	$1,049,527
AtoS	5,628	387,410
Cap Gemini SA	44,329	3,636,821
Cognizant Technology Solutions Corp., Class A(1)	79,444	4,956,511
Fidelity National Information Services, Inc.	51,873	3,530,476
Indra Sistemas SA	100,870	1,182,308
International Business Machines Corp.	16,239	2,606,360
MasterCard, Inc., Class A	32,320	2,792,125
Nomura Research Institute, Ltd.	6,800	255,477
NTT Data Corp.	25,400	1,103,184
Obic Co., Ltd.	7,300	309,559
Otsuka Corp.	7,800	332,398

		$22,142,156

Leisure Products — 0.1%
Hasbro, Inc.	21,651	$1,369,209

		$1,369,209

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	13,037	$541,687
PerkinElmer, Inc.	27,425	1,402,515
Thermo Fisher Scientific, Inc.	17,359	2,332,008

		$4,276,210

Machinery — 1.8%
Dover Corp.	7,424	$513,147
Ebara Corp.	278,000	1,170,358
FANUC Corp.	48,127	10,506,784
IHI Corp.	213,000	995,930
Kawasaki Heavy Industries, Ltd.	107,000	539,817
Komatsu, Ltd.	67,800	1,329,061
Kurita Water Industries, Ltd.	6,200	149,787
Makita Corp.	6,700	347,196
MAN AG	10,039	1,056,796
NSK, Ltd.	6,000	87,573
Pall Corp.	17,298	1,736,546

Security	Shares	Value
Parker-Hannifin Corp.	7,147	$848,921
SMC Corp.	1,900	565,751
Snap-on, Inc.	6,143	903,390
Stanley Black & Decker, Inc.	24,657	2,351,292

		$23,102,349

Marine — 0.0%(2)
Kirby Corp.(1)	2,780	$208,639

		$208,639

Media — 3.7%
Cablevision Systems Corp.	25,804	$472,213
CBS Corp., Class B	28,000	1,697,640
Comcast Corp., Class A	287,003	16,207,059
Dentsu, Inc.	26,600	1,137,910
DIRECTV(1)	23,700	2,016,870
Hakuhodo DY Holdings, Inc.	20,900	222,194
IMAX Corp.(1)	13,812	465,603
Interpublic Group of Cos., Inc.	50,333	1,113,366
Liberty Global PLC, Series C(1)	39,666	1,975,763
Omnicom Group, Inc.	18,166	1,416,585
ProSiebenSat.1 Media AG	27,382	1,339,333
Sky PLC	447,757	6,587,394
Time Warner Cable, Inc.	23,227	3,481,263
Time Warner, Inc.	22,926	1,935,871
Twenty-First Century Fox, Inc., Class A	60,000	2,030,400
Walt Disney Co. (The)	58,917	6,179,804
Wolters Kluwer NV	961	31,381

		$48,310,649

Metals & Mining — 1.2%
BHP Billiton PLC	189,390	$4,156,222
Daido Steel Co., Ltd.	85,000	380,453
Dowa Holdings Co., Ltd.	105,000	896,781
Glencore PLC(1)	483,787	2,042,422
JFE Holdings, Inc.	8,400	185,414
Mitsubishi Materials Corp.	80,000	268,820
Nucor Corp.	23,673	1,125,178
Rio Tinto PLC	141,107	5,818,806
Sumitomo Metal Mining Co., Ltd.	51,000	745,402

		$15,619,498

Multi-Utilities — 1.5%
Centrica PLC	778,444	$2,911,618
CMS Energy Corp.	137,634	4,804,803
Consolidated Edison, Inc.	17,658	1,077,138
Dominion Resources, Inc.	27,793	1,969,690
GDF Suez	294,016	5,804,764
NiSource, Inc.	42,420	1,873,267
Veolia Environnement SA	37,663	712,342

		$19,153,622

Multiline Retail — 1.2%
Isetan Mitsukoshi Holdings, Ltd.	71,332	$1,178,603
Macy’s, Inc.	46,244	3,001,698
Marks & Spencer Group PLC	432,844	3,423,305
Next PLC	41,584	4,324,672
Nordstrom, Inc.	19,173	1,539,975
Target Corp.	34,031	2,792,924

		$16,261,177

Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	23,006	$1,905,127
BP PLC	962,053	6,236,181
Chevron Corp.	72,650	7,626,797

Security	Shares	Value
ConocoPhillips	31,534	$1,963,307
ENI SpA	230,830	3,995,239
Exxon Mobil Corp.	96,658	8,215,930
Idemitsu Kosan Co., Ltd.	12,400	215,960
Marathon Petroleum Corp.	13,958	1,429,159
Newfield Exploration Co.(1)	11,510	403,886
Phillips 66	36,105	2,837,853
Royal Dutch Shell PLC, Class A	291,192	8,659,199
Royal Dutch Shell PLC, Class B	234,515	7,305,212
Total SA	199,276	9,905,413
Williams Cos., Inc.	72,642	3,674,959

		$64,374,222

Paper & Forest Products — 0.2%
International Paper Co.	29,828	$1,655,156
OJI Paper Co., Ltd.	95,000	388,697

		$2,043,853

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	25,480	$2,118,917
Kao Corp.	61,054	3,048,670

		$5,167,587

Pharmaceuticals — 8.2%
AbbVie, Inc.	48,532	$2,841,063
Actavis PLC(1)	17,045	5,072,933
Astellas Pharma, Inc.	269,300	4,412,450
AstraZeneca PLC	117,424	8,057,453
Bayer AG	26,130	3,909,463
Chugai Pharmaceutical Co., Ltd.	99,100	3,127,686
Eisai Co., Ltd.	43,946	3,125,783
Eli Lilly & Co.	17,949	1,303,995
GlaxoSmithKline PLC	118,141	2,719,598
Hisamitsu Pharmaceutical Co., Inc.	3,300	135,535
Indivior PLC(1)	25,431	71,468
Johnson & Johnson	60,088	6,044,853
Mallinckrodt PLC(1)	6,475	820,059
Merck & Co., Inc.	103,665	5,958,664
Mitsubishi Tanabe Pharma Corp.	10,000	171,554
Novartis AG	218,832	21,598,823
Pfizer, Inc.	109,562	3,811,662
Roche Holding AG PC	75,965	20,874,575
Sanofi	124,447	12,290,261
Takeda Pharmaceutical Co., Ltd.	14,631	730,348
UCB SA	9,177	662,956

		$107,741,182

Professional Services — 0.3%
Equifax, Inc.	15,217	$1,415,181
Experian PLC	29,123	482,073
Intertek Group PLC	7,167	265,471
Robert Half International, Inc.	30,884	1,869,100

		$4,031,825

Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	17,793	$1,675,211
AvalonBay Communities, Inc.	5,904	1,028,772
British Land Co. PLC (The)	107,910	1,329,979
Intu Properties PLC	189,600	977,483
Japan Real Estate Investment Corp.	74	348,065
Nippon Building Fund, Inc.	80	393,001
Simon Property Group, Inc.	26,522	5,188,764

		$10,941,275

Security	Shares	Value
Real Estate Management & Development — 0.5%
Capital & Counties Properties PLC	189,600	$1,125,270
CBRE Group, Inc., Class A(1)	41,385	1,602,013
Daito Trust Construction Co., Ltd.	6,300	703,493
Heiwa Real Estate Co., Ltd.	40,500	568,634
Nomura Real Estate Holdings, Inc.	27,400	493,451
NTT Urban Development Corp.	44,300	442,505
Sumitomo Realty & Development Co., Ltd.	36,000	1,296,049

		$6,231,415

Road & Rail — 0.7%
Central Japan Railway Co.	5,500	$993,957
CSX Corp.	115,014	3,809,264
East Japan Railway Co.	11,200	897,500
Hankyu Hanshin Holdings, Inc.	128	791
Kansas City Southern	15,468	1,578,973
Keio Corp.	76,000	595,236
Ryder System, Inc.	14,154	1,343,073
Tobu Railway Co., Ltd.	135,000	639,592

		$9,858,386

Semiconductors & Semiconductor Equipment — 3.2%
ARM Holdings PLC	320,204	$5,200,521
Cree, Inc.(1)	17,003	603,436
Cypress Semiconductor Corp.(1)	217,447	3,068,177
Intel Corp.	339,510	10,616,478
Marvell Technology Group, Ltd.	164,177	2,413,402
NXP Semiconductors NV(1)	54,841	5,503,843
ROHM Co., Ltd.	11,200	765,328
Sumco Corp.	40,300	674,888
Texas Instruments, Inc.	157,242	8,991,884
Tokyo Electron, Ltd.	62,400	4,328,294

		$42,166,251

Software — 3.4%
Citrix Systems, Inc.(1)	34,110	$2,178,606
Electronic Arts, Inc.(1)	53,174	3,127,429
Microsoft Corp.	786,840	31,988,980
Oracle Corp.	156,176	6,738,994
Trend Micro, Inc.	14,097	464,503
Verint Systems, Inc.(1)	6,627	410,410

		$44,908,922

Specialty Retail — 2.6%
CarMax, Inc.(1)	5,464	$377,071
Fast Retailing Co., Ltd.	42,100	16,278,304
Gap, Inc. (The)	52,447	2,272,528
Groupe FNAC SA(1)	922	57,421
Home Depot, Inc. (The)	71,465	8,119,139
Lowe’s Companies, Inc.	55,810	4,151,706
Tiffany & Co.	22,083	1,943,525
USS Co., Ltd.	27,200	470,004
Yamada Denki Co., Ltd.	43,600	179,542

		$33,849,240

Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	517,801	$64,429,978
Brother Industries, Ltd.	22,000	349,533
Canon, Inc.	23,800	842,075
Hewlett-Packard Co.	78,955	2,460,238
Konica Minolta, Inc.	66,500	673,933
NEC Corp.	77,000	226,182
Nokia Oyj	235,000	1,791,817

		$70,773,756

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.2%
Adidas AG	11,824	$933,662
Asics Corp.	20,000	544,247
Christian Dior SA	10,660	2,006,402
Coach, Inc.	16,626	688,815
Hanesbrands, Inc.	32,716	1,096,313
Hermes International	1,333	470,662
Kering SA	7,380	1,440,714
LVMH Moet Hennessy Louis Vuitton SA	15,000	2,639,746
NIKE, Inc., Class B	49,232	4,939,446
Onward Holdings Co., Ltd.	30,000	209,263
Swatch Group, Ltd. (The), Bearer Shares	2,352	994,676

		$15,963,946

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	84,624	$886,860

		$886,860

Tobacco — 2.0%
British American Tobacco PLC	243,393	$12,603,866
Imperial Tobacco Group PLC	143,738	6,305,246
Japan Tobacco, Inc.	76,500	2,418,537
Lorillard, Inc.	5,156	336,945
Philip Morris International, Inc.	64,219	4,837,617

		$26,502,211

Trading Companies & Distributors — 0.5%
Marubeni Corp.	109,000	$630,183
Mitsubishi Corp.	77,500	1,557,272
Sumitomo Corp.	96,700	1,031,882
Wolseley PLC	47,906	2,831,458

		$6,050,795

Transportation Infrastructure — 0.1%
ADP	6,667	$796,868
Kamigumi Co., Ltd.	46,000	434,247

		$1,231,115

Wireless Telecommunication Services — 1.6%
KDDI Corp.	216,300	$4,886,763
SoftBank Corp.	133,598	7,780,667
T-Mobile US, Inc.(1)	10,717	339,622
Vodafone Group PLC	2,557,042	8,367,466

		$21,374,518

Total Common Stocks (identified cost $703,471,055)		$1,304,947,993

Rights — 0.0%(2)

Security	Shares	Value
Banks — 0.0%(2)
Banco Bilbao Vizcaya Argentaria SA, Exp. 4/20/15 (1)	1,093,541	$157,561

		$157,561

Telecommunications — 0.0%(2)
Telefonica SA, Exp. 4/16/15 (1)	280,183	$45,190

		$45,190

Total Rights (identified cost $154,933)		$202,751

Value
Total Investments — 99.6% (identified cost $703,625,988)	$1,305,150,744

Call Options Written — (0.4)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	185	$4,505	4/2/15	$(3,237)
NASDAQ 100 Index	120	4,415	4/10/15	(123,000)
NASDAQ 100 Index	105	4,510	4/17/15	(31,238)
NASDAQ 100 Index	215	4,410	4/24/15	(668,650)
S&P 500 Index	480	2,115	4/2/15	(14,400)
S&P 500 Index	545	2,100	4/10/15	(258,875)
S&P 500 Index	350	2,125	4/17/15	(82,250)
S&P 500 Index	600	2,095	4/24/15	(795,000)

				$(1,976,650)

Over-the-Counter Options — (0.3)%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	Bank of America, N.A.	13,750	EUR 3,775	4/24/15	$(442,624)
Dow Jones Euro Stoxx 50 Index	Barclays Bank PLC	14,600	EUR 3,750	4/17/15	(476,618)
Dow Jones Euro Stoxx 50 Index	Deutsche Bank AG	14,600	EUR 3,750	4/17/15	(476,618)
FTSE 100 Index	Barclays Bank PLC	7,250	GBP 7,025	4/17/15	(65,718)
FTSE 100 Index	Credit Suisse International	6,900	GBP 7,075	4/17/15	(33,600)
Nikkei 225 Index	Deutsche Bank AG	425,000	JPY 19,000	4/10/15	(1,496,224)
Nikkei 225 Index	UBS AG	395,000	JPY 19,375	4/10/15	(713,265)
SMI Index	Bank of America, N.A.	3,100	CHF 9,450	4/17/15	(35,772)
SMI Index	Deutsche Bank AG	2,900	CHF 9,400	4/17/15	(49,043)

					$(3,789,481)

Total Call Options Written (premiums received $8,661,280)					$(5,766,131)

Other Assets, Less Liabilities — 0.8%					$11,011,535

Net Assets — 100.0%					$1,310,396,148

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	53.8%	$702,043,850
Japan	11.8	153,960,334
United Kingdom	11.4	148,822,546
Switzerland	6.2	81,042,235
France	5.9	76,398,840
Germany	5.4	70,755,317
Spain	1.9	24,950,472
Italy	1.3	17,612,754
Netherlands	1.0	12,403,459
Belgium	0.4	4,936,857
Finland	0.2	3,129,047
Ireland	0.2	2,450,218
Sweden	0.2	2,229,181
Denmark	0.2	2,053,320
Bermuda	0.1	1,896,711
Canada	0.0 (1)	465,603

Total Investments	100.0%	$1,305,150,744

(1)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$708,569,023

Gross unrealized appreciation	$620,906,839
Gross unrealized depreciation	(24,325,118)

Net unrealized appreciation	$596,581,721

Written options activity for the fiscal year to date ended March 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	961,565	$10,245,680
Options written	2,799,530	33,849,430
Options terminated in closing purchase transactions	(1,926,295)	(22,066,629)
Options expired	(949,100)	(13,367,201)

Outstanding, end of period	885,700	$8,661,280

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At March 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $5,766,131.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$117,762,206	$74,827,299	$—	$192,589,505
Consumer Staples	52,465,625	79,099,830	—	131,565,455
Energy	34,507,760	37,048,390	—	71,556,150
Financials	78,596,375	116,050,384	—	194,646,759
Health Care	105,160,284	84,903,549	—	190,063,833
Industrials	46,368,363	71,947,925	—	118,316,288
Information Technology	236,146,457	39,337,804	—	275,484,261
Materials	11,732,969	42,270,817	—	54,003,786
Telecommunication Services	12,958,626	33,786,421	—	46,745,047
Utilities	15,031,401	14,945,508	—	29,976,909
Total Common Stocks	$710,730,066	$594,217,927 *	$—	$1,304,947,993
Rights	$202,751	$—	$—	$202,751
Total Investments	$710,932,817	$594,217,927	$—	$1,305,150,744

Liability Description
Call Options Written	$(1,976,650)	$(3,789,481)	$—	$(5,766,131)
Total	$(1,976,650)	$(3,789,481)	$—	$(5,766,131)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2015